Subsequent Events (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	May 11, 2026	Mar. 16, 2026	Jan. 16, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	May 06, 2026	Mar. 18, 2026	Feb. 23, 2026	Dec. 31, 2016	Mar. 29, 2016	Dec. 31, 2014	Dec. 19, 2014
Subsequent Event [Line Items]
Exercise of stock options				35,013
Promissory Notes Payable [Member]
Subsequent Event [Line Items]
Principal amount										$ 70,000	$ 30,000	$ 70,000	$ 40,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued				7,635	87,858	35,444
Exercise of stock options				35,013
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount							$ 150,000
Subsequent Event [Member] | Promissory Note [Member] | Extension Agreements [Member]
Subsequent Event [Line Items]
Extended date		Jun. 30, 2026
Interest rate, increase		12.50%
Number of shares issued		542,066
Number of shares issued, value		$ 1,045,346
Subsequent Event [Member] | Promissory Note [Member] | Related Party [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount									$ 50,000
Subsequent Event [Member] | Promissory Notes Payable [Member]
Subsequent Event [Line Items]
Principal amount								$ 25,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	62,500	5,000	2,635
Exercise of stock options			35,013